STOCK-BASED COMPENSATION - Stock Option Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Options outstanding
Number outstanding (in shares) | shares	9,707,847	10,593,645	9,860,208
Weighted average remaining contractual life (years)	5 years 8 months 19 days
Weighted average exercise price (in dollars per share)	$ 63.89	$ 63.88	$ 63.58
Options outstanding
Number exercisable (in shares) | shares	6,135,190	4,749,678
Weighted average exercise price (in dollars per share)	$ 63.69	$ 62.86
$44.97 - $44.99
Options outstanding
Number outstanding (in shares) | shares	75,055
Weighted average remaining contractual life (years)	2 months 1 day
Weighted average exercise price (in dollars per share)	$ 44.97
Options outstanding
Number exercisable (in shares) | shares	75,055
Weighted average exercise price (in dollars per share)	$ 44.97
$44.97 - $44.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	44.97
$44.97 - $44.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 44.99
$45.00 - $49.99
Options outstanding
Number outstanding (in shares) | shares	119,082
Weighted average remaining contractual life (years)	1 year 1 month 28 days
Weighted average exercise price (in dollars per share)	$ 49.95
Options outstanding
Number exercisable (in shares) | shares	119,082
Weighted average exercise price (in dollars per share)	$ 49.95
$45.00 - $49.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	45.00
$45.00 - $49.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 49.99
$55.00 - $59.99
Options outstanding
Number outstanding (in shares) | shares	1,446,572
Weighted average remaining contractual life (years)	5 years 1 month 28 days
Weighted average exercise price (in dollars per share)	$ 58.46
Options outstanding
Number exercisable (in shares) | shares	1,226,855
Weighted average exercise price (in dollars per share)	$ 58.46
$55.00 - $59.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	55.00
$55.00 - $59.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 59.99
$60.00 - $64.99
Options outstanding
Number outstanding (in shares) | shares	2,537,699
Weighted average remaining contractual life (years)	5 years 14 days
Weighted average exercise price (in dollars per share)	$ 62.29
Options outstanding
Number exercisable (in shares) | shares	1,691,760
Weighted average exercise price (in dollars per share)	$ 62.49
$60.00 - $64.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	60.00
$60.00 - $64.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 64.99
$65.00 - $69.99
Options outstanding
Number outstanding (in shares) | shares	4,768,804
Weighted average remaining contractual life (years)	6 years 9 months 14 days
Weighted average exercise price (in dollars per share)	$ 65.58
Options outstanding
Number exercisable (in shares) | shares	2,261,803
Weighted average exercise price (in dollars per share)	$ 65.65
$65.00 - $69.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	65.00
$65.00 - $69.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 69.99
$70.00 - $73.00
Options outstanding
Number outstanding (in shares) | shares	760,635
Weighted average remaining contractual life (years)	3 years 6 months 29 days
Weighted average exercise price (in dollars per share)	$ 73.00
Options outstanding
Number exercisable (in shares) | shares	760,635
Weighted average exercise price (in dollars per share)	$ 73.00
$70.00 - $73.00 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	70.00
$70.00 - $73.00 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	$ 73.00